SEGMENTED INFORMATION	12 Months Ended
Jun. 30, 2025
SEGMENTED INFORMATION
SEGMENTED INFORMATION

15.SEGMENTED INFORMATION

As at and for the year ended June 30, 2025, the Company operates in four (as at and for the year June 30, 2024 – four) reportable operating segments, one being the corporate segment; the other three being the exploration and development segments based on mineral properties in Bolivia. These reportable segments are components of the Company where separate financial information is available that is evaluated regularly by the Company’s Chief Executive Officer, the chief operating decision maker (“CODM”).

(a)	Segment information for assets and liabilities are as follows:

	June 30, 2025
		Exploration and Development
	Corporate	Silver Sand	Carangas	Silverstrike	Total
Cash and cash equivalents	$16,341,420	$288,480	$210,194	$(135)	$16,839,959
Equity investments	54,020	—	—	—	54,020
Property, plant and equipment	153,455	291,060	50,326	637,956	1,132,797
Mineral property interests	—	90,580,869	21,353,851	4,999,645	116,934,365
Other assets	213,270	27,903	13,037	—	254,210
Total Assets	$16,762,165	$91,188,312	$21,627,408	$5,637,466	$135,215,351

Total Liabilities	$(685,596)	$(221,140)	$(20,585)	$(129)	$(927,450)

	June 30, 2024
		Exploration and Development
	Corporate	Silver Sand	Carangas	Silverstrike	Total
Cash and cash equivalents	$21,703,189	$97,281	$73,013	$76,728	$21,950,211
Short-term investments	258,702	—	—	—	258,702
Equity investments	56,539	—	—	—	56,539
Property, plant and equipment	191,423	374,662	30,328	648,117	1,244,530
Mineral property interests	—	88,977,334	19,854,042	4,934,555	113,765,931
Other assets	346,294	30,451	13,009	410	390,164
Total Assets	$22,556,147	$89,479,728	$19,970,392	$5,659,810	$137,666,077

Total Liabilities	$(955,500)	$(171,108)	$(81,574)	$(5,956)	$(1,214,138)

(b)	Segment information for operating results are as follows:

	Year ended June 30, 2025
		Exploration and Development
	Corporate	Silver Sand	Carangas	Silverstrike	Total
Project evaluation and corporate development	$(33,797)	$(2,137)	$—	$—	$(35,934)
Salaries and benefits	(1,708,009)	—	—	—	(1,708,009)
Share-based compensation	(1,611,845)	—	—	—	(1,611,845)
Other operating expenses	(2,159,652)	(395,883)	(51,983)	(12,653)	(2,620,171)
Total operating expense	(5,513,303)	(398,020)	(51,983)	(12,653)	(5,975,959)

Income from investments	787,597	—	—	—	787,597
Foreign exchange gain	903,333	305,019	199,782	6	1,408,140
Net (loss) income	$(3,822,373)	$(93,001)	$147,799	$(12,647)	$(3,780,222)

Attributed to:
Equity holders of the Company	$(3,799,208)	$(93,001)	$147,799	$(12,647)	$(3,757,057)
Non-controlling interests	(23,165)	—	—	—	(23,165)
Net (loss) income	$(3,822,373)	$(93,001)	$147,799	$(12,647)	$(3,780,222)

	Year ended June 30, 2024
		Exploration and Development
	Corporate	Silver Sand	Carangas	Silverstrike	Total
Project evaluation and corporate development	$(200,104)	$—	$—	$—	$(200,104)
Salaries and benefits	(2,036,651)	—	—	—	(2,036,651)
Share-based compensation	(2,255,847)	—	—	—	(2,255,847)
Other operating expenses	(2,196,622)	(203,611)	(33,581)	(15,849)	(2,449,663)
Total operating expense	(6,689,224)	(203,611)	(33,581)	(15,849)	(6,942,265)

Income from investments	1,061,095	—	—	—	1,061,095
(Loss) gain on disposal of plant and equipment	(488)	51,906	—	—	51,418
Provision on credit loss	(274,865)	—	—	—	(274,865)
Foreign exchange gain	65,470	1,550	10,317	2	77,339
Net loss	$(5,838,012)	$(150,155)	$(23,264)	$(15,847)	$(6,027,278)

Attributed to:
Equity holders of the Company	$(5,832,440)	$(150,155)	$(23,264)	$(15,847)	$(6,021,706)
Non-controlling interests	(5,572)	—	—	—	(5,572)
Net loss	$(5,838,012)	$(150,155)	$(23,264)	$(15,847)	$(6,027,278)